Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year			$ 921,946
Borrowings | Borrowings drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items			50,000
Total			50,000
Borrowings | Borrowings repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			(217,070)
Non-cash items			(764,080)
Total			(981,150)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		$ (33)	359
Non-cash items		33	(19)
Deferred financing costs, assets			(14)
Total			326
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items			8,878
Total			8,878
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year			(3,576)
Derivatives | Proceeds from interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			3,488
Total			3,488
Derivatives | Unrealized loss on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items			88
Total			88
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 107,593	93,908	62,569
Liabilities/(assets) arising from financing activities at end of year	64,912	107,593	93,908
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	98	47,548	54,442
Total	98	47,548	54,442
Lease liabilities | Interest expense on leases
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	4,946	4,662	3,785
Total	4,946	4,662	3,785
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,946)	(4,662)	(3,785)
Total	(4,946)	(4,662)	(3,785)
Lease liabilities | Principal elements of lease payments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(42,779)	(33,863)	(23,103)
Total	$ (42,779)	$ (33,863)	$ (23,103)